Loans (Details Textuals) (USD $)	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Loans [Line Items]
Total retained loans	$ 675,437,000,000	$ 685,498,000,000	$ 706,841,000,000
Loans (Numeric) [Abstract]
Nonaccrual mortgage loans that are insured by U.S. government agencies excluded from nonaccrual loans	9,800,000,000	10,500,000,000
Prime mortgage loans repurchased from Government National Mortgage Association pools, which are insured by U.S. government agencies	13,000,000,000	12,900,000,000
Mortgage loans that are insured by U.S. government agencies excluded from the percentage of 30+ days past due to retained loans	10,400,000,000	11,400,000,000
Deferred loan costs	2,400,000,000	1,900,000,000
Wholesale loans restructured in troubled debt restructuring	1,500,000,000	1,800,000,000
Non performing wholesale loans restructured	640,000,000		663,000,000
Modified loans repurchased from U.S.government agencies excluded from troubled debt restructurings	3,600,000	3,000,000
Allowance for purchased credit impaired loans	4,941,000,000	4,941,000,000
Student and other loans that are 30 or more days past due and still accruing which are insured by U.S. government agencies under the Federal Family Education Loan Program	1,000,000,000	1,100,000,000
Total other consumer [Member]
Loans [Line Items]
Total retained loans	79,457,000,000	80,490,000,000
Auto [Member]
Loans [Line Items]
Total retained loans	47,411,000,000	48,367,000,000
Noncompliance With Modified Terms [Member] | Consumer Credit Card Financing Receivable [Member]
Loans [Line Items]
Modified credit card loans that have reverted to original payment terms	934,000,000	1,200,000,000
Completion of Short Term Modification [Member] | Consumer Credit Card Financing Receivable [Member]
Loans [Line Items]
Modified credit card loans that have reverted to original payment terms	$ 527,000,000	$ 590,000,000